JUDICIAL DEPOSITS AND GARNISHMENTS (Tables)	12 Months Ended
Dec. 31, 2022
JUDICIAL DEPOSITS AND GARNISHMENTS
Schedule of judicial deposits and garnishments

	12.31.22	12.31.21
Judicial deposits
Tax	1,558,762	1,505,103
Civil	1,379,698	836,043
Labor	117,825	180,443
Regulatory	303,274	283,933
Total	3,359,559	2,805,522
Garnishments	23,428	25,656
Total	3,382,987	2,831,178

Current (1)	592,369	106,963
Non-current	2,790,618	2,724,215
(1)	The amounts as of December 31, 2022, include the updated judicial deposit of R$522,297 (R$515,565, on October 20, 2022), to comply with the preliminary decision of the 7th Business Court of the Judicial District of the Capital of the State of Rio de Janeiro, relating to the acquisition of Garliava (note 2.d).

Schedule of composition of the balances of the tax judicial deposits

Tax	12.31.22	12.31.21
Universal Telecommunication Services Fund (FUST) (1)	564,261	535,118
State Value-Added Tax (ICMS) (2)	389,003	358,916
Social Contribution Tax for Intervention in the Economic Order (CIDE) (3)	309,329	294,724
Withholding Income Tax (IRRF)	41,014	76,832
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)	57,112	54,072
Telecommunications Inspection Fund (FISTEL)	50,399	47,713
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)	47,336	44,889
Social Security, work accident insurance (SAT) and funds to third parties (INSS)	22,378	20,837
Other taxes, charges and contributions	77,930	72,002
Total	1,558,762	1,505,103
(1)	The Company and/or its subsidiaries filed an injunction in order to represent its right not to include expenses with interconnection and industrial use of dedicated line in the FUST tax base, according to Abridgment No. 7, of December 15, 2005, as it does not comply with the provisions contained in the sole paragraph of article 6 of Law No. 9998/00. The amounts related to these expenses are deposited.
(2)	The Company is party to legal proceedings related to: (i) ICMS on operations with payment based on estimates; (ii) ICMS FECP; (iii) right to ICMS credit on the acquisition of property, plant and equipment and electricity; (iv) ICMS on amounts given as discounts and (v) consignment in payment of ICMS amounts referring to part of pay TV operations.
(3)	The Company is party to legal proceedings for the exemption of CIDE levied on offshore remittances of funds arising from agreements for the transfer of technology, brand and software licensing etc.